Claims, Lawsuits, and Other Contingencies - Premium Payments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Maximum potential funding under commitments	$ 110	$ 103